FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2014
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET

NOTE 4:-        FIXED ASSETS, NET

	December 31,
	2014	2013

	US Dollars in thousands
Cost:
Machinery and equipment	36,735	40,347
Leasehold improvements	8,542	9,321
Motor vehicles	45	114
Office furniture and equipment	1,472	1,653

	46,794	51,435
Accumulated depreciation:

Machinery and equipment	(28,896)	(32,897)
Leasehold improvements	(6,469)	(6,842)
Motor vehicles	(33)	(98)
Office furniture and equipment	(1,326)	(1,490)
	(36,724)	(41,327)

Depreciated cost	10,070	10,108

  Depreciation expense for the years ended December 31, 2014, 2013 and 2012 were $ 1,813, $ 1,827 and $ 1,772, respectively.